Expense Example - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894